Restructuring Costs, Net	12 Months Ended
Dec. 31, 2011
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 3 — RESTRUCTURING COSTS, NET

Restructuring costs incurred relate to Holdings’ capacity consolidation and business integration activities which are reported in the income statement in “Restructuring costs, net.” The components of restructuring gains (costs), net are as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Severance	$(1.1)	$—	$—	$—
Cost to maintain land and buildings held for sale	—	—	(0.3)	(0.4)
Gains on sale of buildings	—	—	0.3	1.5
Curtailment and settlement losses	(0.2)	—	(0.6)	(0.2)
Asset impairments	—	—	—	(1.8)
Disposition of joint venture interest	—	—	(1.1)	—

	$(1.3)	$—	$(1.7)	$(0.9)

2011 Activities

During the Successor year ended December 31, 2011, Holdings incurred severance costs of $1.1 million related to business integration activities and cost reduction actions and pension curtailment and settlement losses of $0.2 million related to headcount reductions at its Mexican subsidiaries.

2010 Activities

During the Predecessor year ended December 31, 2010, UCI International recognized a gain of $0.3 million related to the sale of the land and building at a previously idled manufacturing facility. During the Predecessor years ended December 31, 2010 and 2009, UCI International incurred costs of $0.3 million and $0.4 million, respectively, to maintain the land and buildings prior to the sale.

During the Predecessor year ended December 31, 2010, UCI International recorded pension curtailment and settlement losses and other severance costs related to headcount reductions at its Mexican subsidiaries totaling $0.6 million. Additionally, UCI International recorded a non-cash charge of $1.1 million related to the sale of UCI International’s interest in a 51% owned joint venture in 2010 (see Note 20).

2009 Capacity Consolidation and European Realignment Actions

UCI International implemented restructuring plans in 2009 to further align UCI International’s cost structure with customers’ spending and current market conditions. The restructuring plans targeted excess assembly and aluminum casting capacity and restructuring costs of the plan included workforce reductions, facility closures, consolidations and realignments.

UCI International idled a Mexican aluminum casting operation in 2009 and consolidated the capacity into its Chinese casting operation. During that period, UCI International also relocated a small amount of filter manufacturing capacity which resulted in the idling of certain equipment with no alternative use. In connection with these capacity consolidations, UCI International recorded asset impairments of $1.8 million and incurred postemployment benefit plans curtailment costs of $0.1 million.

In order to accommodate expected growth in Europe, UCI International’s Spanish distribution operation was relocated to a new leased facility resulting in the idling and subsequent sale of an owned facility. UCI International recognized a gain of $1.5 million on the sale of this facility in 2009. UCI International incurred other costs of $0.1 million during 2009 associated with the relocation of the facility.